Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Current Liabilities [Abstract]
Statutory liabilities	$ 11,442	$ 4,037
Deferred rent liabilities	14	13
Employee related payables	5,596	5,514
Other liabilities		4
Total	$ 17,052	$ 9,568